Going Concern- Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Convertible Promissory Note [Member]	Feb. 29, 2012 Secured Convertible Promissory Note [Member]	Dec. 31, 2011 Secured Convertible Promissory Note [Member]
Gross proceeds from issuance of private placement	$ 3,450,337	$ 1,722,100	$ 825,000	$ 700,000	$ 2,600,000	$ 4,000,000
Convertible notes, principal and interest amount		$ 1,350,000